Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2015
Accumulated other comprehensive income

20. Accumulated other comprehensive income

The below table presents the changes in accumulated other comprehensive income (OCI) after tax for the years ended March 31, 2014 and March 31, 2015.

	Available for sale securities		Foreign currency translation reserve		Total
	(In millions)
Balance, March 31, 2013	Rs.	222.4	Rs.	263.0	Rs.	485.4
Net unrealized gain/(loss) arising during the period		(12,267.8)		211.5		(12,056.3)
Amounts reclassified to income		(19.5)		0		(19.5)

Balance, March 31, 2014	Rs.	(12,064.9)	Rs.	474.5	Rs.	(11,590.4)

Balance, March 31, 2014	Rs.	(12,064.9)	Rs.	474.5	Rs.	(11,590.4)

Net unrealized gain/(loss) arising during the period		22,188.9		92.9		22,281.8
Amounts reclassified to income		135.0		0		135.0

Balance, March 31, 2015	Rs.	10,259.0	Rs.	567.4	Rs.	10,826.4

Balance, March 31, 2015	US$	164.6	US$	9.2	US$	173.8

The below table presents the reclassification out of accumulated other comprehensive income (OCI) by income line item and the related tax effect for period ended March 31, 2014 and March 31, 2015.

	As of March 31,
	2014		2015		2015
	(In millions)
Available for sale securities:

Realized (gain)/loss on sales of available for sale securities, net	Rs.	(29.5)	Rs.	202.7	US$	3.3
Other than temporary impairment losses on available for sale securities		0		1.8		0

Total before tax	Rs.	(29.5)	Rs.	204.5	US$	3.3
Income tax		10.0		(69.5)		(1.1)

Net of tax	Rs.	(19.5)	Rs.	135.0	US$	2.2